Business Combinations And Dispositions (Narrative) (Details) - USD ($) shares in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Nov. 04, 2014	Apr. 23, 2014	Sep. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
GOODWILL					$ 83,576	$ 83,576	$ 86,326
(GAIN) LOSS ON SALE OF ASSETS—Net					6,175	(855)	732
Gain on bargain purchase acquisition							2,197
Environmental And Infrastructure Segment [Member]
Business Acquisition [Line Items]
GOODWILL					7,000	$ 7,000	$ 9,750
(GAIN) LOSS ON SALE OF ASSETS—Net					2,758
Great Lakes Environmental & Infrastructure, LLC [Member]
Business Acquisition [Line Items]
Adjustment to fair value of debt			$ 8,940
Fair value of debt			0
Maximum potential aggregate earnout payment			$ 11,400
Magnus Pacific Acquisition [Member]
Business Acquisition [Line Items]
Base purchase price	$ 40,000
Payments for previous acquisition	25,000
Maximum potential aggregate earnout payment	$ 11,400
Business combination, recognized identifiable assets acquired and liabilities assumed, current assets, receivables					57,303
Business combination, recognized identifiable assets acquired and liabilities assumed, property, plant, and equipment					11,573
Business combination, recognized identifiable assets acquired and liabilities assumed, intangibles					8,422
Business combination, recognized identifiable assets acquired and liabilities assumed, liabilities					27,586
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, accounts payable					20,732
GOODWILL					$ 7,000
Finite-lived intangible assets amortization period					5 years
Right to receive, in aggregate maximum, shares					1,500
Magnus Pacific Acquisition [Member] | Excess Of Billings [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, current assets, receivables					$ 41,067
Magnus Pacific Acquisition [Member] | Backlog [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets amortization period					1 year
Magnus Pacific Acquisition [Member] | 5.75% Senior Notes Due In 2023 [Member]
Business Acquisition [Line Items]
Adjustment to fair value of debt				$ 7,013
Fair value of debt				$ 0
NASDI, LLC and Yankee Environmental Services, LLC
Business Acquisition [Line Items]
Proceeds from divestiture of businesses		$ 5,309